UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-01485

Exact name of registrant as specified in charter: Delaware Group® Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: December 31, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware American Services Fund December 31, 2009 Growth equity mutual fund
This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund.

The figures in the semiannual report for Delaware American Services Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware American Services Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware American Services Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware American Services Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other fund information	32
About the organization	40

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2009 to December 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware American Services Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/09	12/31/09	Expense Ratio	7/1/09 to 12/31/09*
Actual Fund return
Class A	$1,000.00	$1,258.30	1.50%	$8.54
Class B	1,000.00	1,253.70	2.25%	12.78
Class C	1,000.00	1,253.70	2.25%	12.78
Class R	1,000.00	1,256.10	1.75%	9.95
Institutional Class	1,000.00	1,258.80	1.25%	7.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.64	1.50%	$7.63
Class B	1,000.00	1,013.86	2.25%	11.42
Class C	1,000.00	1,013.86	2.25%	11.42
Class R	1,000.00	1,016.38	1.75%	8.89
Institutional Class	1,000.00	1,018.90	1.25%	6.36

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware American Services Fund	As of December 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock	99.96%
Basic Industry/Capital Goods	6.95%
Business Services	10.89%
Consumer Durables	1.98%
Consumer Non-Durables	17.60%
Consumer Services	6.15%
Energy	7.14%
Financials	10.83%
Health Care	20.74%
Technology	10.34%
Transportation	5.47%
Utilities	1.87%
Securities Lending Collateral	14.75%
Total Value of Securities	114.71%
Obligation to Return Securities Lending Collateral	(15.12%)
Receivables and Other Assets Net of Liabilities	0.41%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Cardinal Health	3.38%
Urban Outfitters	3.32%
Biogen Idec	3.26%
Boston Scientific	3.20%
Dollar Tree	2.94%
Stryker	2.74%
Hunt (J.B.) Transport Services	2.40%
Aetna	2.39%
UnitedHealth Group	2.37%
Knight Transportation	2.16%

3

Statement of net assets
Delaware American Services Fund	December 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 99.96%
Basic Industry/Capital Goods – 6.95%
*	Dynamic Materials	109,200	$2,189,460
*†	Fuel Tech	130,100	1,062,917
	ITT	52,500	2,611,350
	Praxair	45,400	3,646,074
†	Tetra Tech	96,600	2,624,622
			12,134,423
Business Services – 10.89%
	Dun & Bradstreet	33,400	2,817,958
†	F5 Networks	71,100	3,766,878
*†	Geo Group	155,400	3,400,152
†	Hewitt Associates Class A	80,400	3,397,704
*†	SuccessFactors	175,500	2,909,790
†	Watson Wyatt Worldwide Class A	57,100	2,713,392
			19,005,874
Consumer Durables – 1.98%
†	LKQ	176,200	3,451,758
			3,451,758
Consumer Non-Durables – 17.60%
	American Eagle Outfitters	149,800	2,543,604
	Coach	56,400	2,060,292
†	Dollar Tree	106,200	5,129,460
*†	GameStop Class A	100,500	2,204,970
	Gap	154,300	3,232,585
*†	Hibbett Sports	107,699	2,368,301
†	Kohl’s	46,600	2,513,138
*†	lululemon athletica	105,800	3,184,580
†	Urban Outfitters	165,600	5,794,344
	Williams-Sonoma	80,500	1,672,790
			30,704,064
Consumer Services – 6.15%
†	Amazon.com	26,700	3,591,684
*†	BJ’s Restaurants	117,750	2,216,055
†	First Cash Financial Services	124,700	2,767,093
	Host Hotels & Resorts	123,251	1,438,344
*	Wynn Resorts	12,300	716,229
			10,729,405

4

		Number of shares	Value
Common Stock (continued)
Energy – 7.14%
*	Core Laboratories	25,184	$2,974,734
*	Diamond Offshore Drilling	21,500	2,116,030
*†	First Solar	11,900	1,611,260
	National Oilwell Varco	58,700	2,588,083
†	Willbros Group	188,000	3,171,560
			12,461,667
Financials – 10.83%
	Aon	39,900	1,529,766
	Citigroup	700,000	2,317,000
	Franklin Resources	17,000	1,790,950
†	IntercontinentalExchange	18,500	2,077,550
	JPMorgan Chase	77,900	3,246,093
†	Knight Capital Group Class A	85,100	1,310,540
	People’s United Financial	56,300	940,210
†	ProAssurance	44,200	2,373,982
†	Stifel Financial	30,500	1,806,820
	Wells Fargo	55,800	1,506,042
			18,898,953
Health Care – 20.74%
	Aetna	131,600	4,171,720
†	American Dental Partners	125,500	1,618,950
†	Biogen Idec	106,200	5,681,700
†	Boston Scientific	619,400	5,574,600
	Cardinal Health	183,100	5,903,144
	Healthcare Services Group	119,900	2,573,054
	Stryker	95,000	4,785,150
	UnitedHealth Group	135,700	4,136,136
†	WellPoint	29,800	1,737,042
			36,181,496
Technology – 10.34%
*†	Akamai Technologies	147,600	3,738,708
†	American Tower Class A	58,800	2,540,748
†	Apple	17,600	3,711,136
†	Cogent	188,300	1,956,437
*†	Nuance Communications	202,100	3,140,634
*†	Sybase	68,200	2,959,880
			18,047,543

5

Statement of net assets
Delaware American Services Fund

	Number of shares	Value
Common Stock (continued)
Transportation – 5.47%
† Diana Shipping	50,100	$725,448
*† Genco Shipping & Trading	38,300	857,154
* Hunt (J.B.) Transport Services	129,500	4,178,965
* Knight Transportation	195,700	3,775,053
		9,536,620
Utilities – 1.87%
ITC Holdings	62,500	3,255,625
		3,255,625
Total Common Stock (cost $137,495,738)		174,407,428

Total Value of Securities Before Securities
Lending Collateral – 99.96% (cost $137,495,738)		174,407,428

Securities Lending Collateral** – 14.75%
Investment Companies
Mellon GSL DBT II Collateral Fund	17,148,365	17,148,365
BNY Mellon SL DBT II Liquidating Fund	8,655,695	8,556,155
@†Mellon GSL Reinvestment Trust II	580,728	24,681
Total Securities Lending Collateral (cost $26,384,788)		25,729,201

Total Value of Securities – 114.71%
(cost $163,880,526)		200,136,629	©
Obligation to Return Securities
Lending Collateral** – (15.12%)		(26,384,788)
Receivables and Other Assets
Net of Liabilities – 0.41%		721,420
Net Assets Applicable to 13,140,555
Shares Outstanding – 100.00%		$174,473,261

6

Net Asset Value – Delaware American Services Fund
Class A ($100,605,925 / 7,402,723 Shares)	$13.59
Net Asset Value – Delaware American Services Fund
Class B ($21,713,356 / 1,716,700 Shares)	$12.65
Net Asset Value – Delaware American Services Fund
Class C ($37,077,153 / 2,931,608 Shares)	$12.65
Net Asset Value – Delaware American Services Fund
Class R ($2,354,196 / 175,116 Shares)	$13.44
Net Asset Value – Delaware American Services Fund
Institutional Class ($12,722,631 / 914,408 Shares)	$13.91

Components of Net Assets at December 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$255,606,160
Accumulated net realized loss on investments	(117,389,002)
Net unrealized appreciation of investments	36,256,103
Total net assets	$174,473,261

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $25,417,955 of securities loaned.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $24,681, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$13.59
Sales charge (5.75% of offering price) (B)	0.83
Offering price	$14.42

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware American Services Fund	Six Months Ended December 31, 2009 (Unaudited)

Investment Income:
Dividends	$846,908
Interest	240
Securities lending income	50,074
Foreign tax withheld	(3,729)	$893,493

Expenses:
Management fees	640,742
Distribution expenses – Class A	147,341
Distribution expenses – Class B	107,353
Distribution expenses – Class C	185,069
Distribution expenses – Class R	7,712
Dividend disbursing and transfer agent fees and expenses	377,561
Registration fees	38,102
Accounting and administration expenses	34,173
Reports and statements to shareholders	29,818
Legal fees	26,080
Audit and tax	10,899
Trustees’ fees	4,987
Custodian fees	2,944
Insurance fees	2,338
Dues and services	1,534
Pricing fees	1,345
Consulting fees	1,060
Trustees’ expenses	378	1,619,436
Less fees waived		(103,341)
Less waived distribution expenses – Class A		(24,557)
Less waived distribution expenses – Class R		(1,285)
Total operating expenses		1,490,253
Net Investment Loss		(596,760)

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		6,517,411
Net change in unrealized appreciation/depreciation of investments		32,586,337
Net Realized and Unrealized Gain on Investments		39,103,748

Net Increase in Net Assets Resulting from Operations		$38,506,988

See accompanying notes

8

Statements of changes in net assets
Delaware American Services Fund

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(596,760)	$(1,011,232)
Net realized gain (loss) on investments	6,517,411	(98,246,299)
Net change in unrealized
appreciation/depreciation of investments	32,586,337	21,181,707
Net decrease in net assets resulting from operations	38,506,988	(78,075,824)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(594,174)
Class B	—	(137,932)
Class C	—	(269,056)
Class R	—	(17,851)
Institutional Class	—	(56,322)
	—	(1,075,335)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,330,478	13,589,187
Class B	37,199	190,613
Class C	595,636	3,351,475
Class R	840,974	1,437,449
Institutional Class	338,171	3,026,462

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	550,731
Class B	—	122,152
Class C	—	250,862
Class R	—	17,851
Institutional Class	—	55,867
	6,142,458	22,592,649

10

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
	(Unaudited)
Capital Share Transactions (continued)
Cost of shares repurchased:
Class A	$(16,966,532)	$(110,056,225)
Class B	(3,263,435)	(9,094,725)
Class C	(6,838,447)	(27,036,021)
Class R	(1,224,286)	(2,149,404)
Institutional Class	(1,159,698)	(15,407,759)
	(29,452,398)	(163,744,134)
Decrease in net assets derived
from capital share transactions	(23,309,940)	(141,151,485)
Net Increase (Decrease) in Net Assets	15,197,048	(220,302,644)

Net Assets:
Beginning of period	159,276,213	379,578,857
End of period (there was no undistributed net
investment income at either period end)	$174,473,261	$159,276,213

See accompanying notes

11

Financial highlights
Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$10.800	$14.560	$20.640	$17.270	$15.510		$14.400

(0.028)	(0.028)	0.004	(0.026)	(0.052)		(0.074)
2.818	(3.681)	(4.894)	3.764	1.812		1.620
2.790	(3.709)	(4.890)	3.738	1.760		1.546

—	(0.051)	(1.190)	(0.368)	—		(0.436)
—	(0.051)	(1.190)	(0.368)	—		(0.436)

$13.590	$10.800	$14.560	$20.640	$17.270		$15.510

25.83%	(25.57% )	(24.98% )	22.19%	11.35%		11.30%

$100,606	$91,000	$230,659	$406,776	$237,455		$144,146
1.50%	1.54%	1.36%	1.34%	1.36%		1.41%

1.67%	1.68%	1.41%	1.39%	1.41%		1.47%
(0.46% )	(0.25% )	0.03%	(0.14% )	(0.32%	)	(0.51% )

(0.63% )	(0.39% )	(0.02% )	(0.19% )	(0.37%	)	(0.57% )
52%	85%	81%	62%	78%		128%

13

Financial highlights
Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended		Year Ended
12/31/091		6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$10.090		$13.710	$19.640	$16.570	$15.000		$14.040

(0.070)		(0.103)	(0.120)	(0.155)	(0.172)		(0.179)
2.630		(3.466)	(4.620)	3.593	1.742		1.575
2.560		(3.569)	(4.740)	3.438	1.570		1.396

—		(0.051)	(1.190)	(0.368)	—		(0.436)
—		(0.051)	(1.190)	(0.368)	—		(0.436)

$12.650		$10.090	$13.710	$19.640	$16.570		$15.000

25.37%		(26.14% )	(25.52% )	21.30%	10.47%		10.50%

$21,713		$20,133	$38,985	$71,164	$58,797		$39,238
2.25%		2.29%	2.11%	2.09%	2.11%		2.16%

2.37%		2.38%	2.11%	2.09%	2.11%		2.17%
(1.21%	)	(1.00% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )

(1.33%	)	(1.09% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )
52%		85%	81%	62%	78%		128%

15

Financial highlights
Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$10.090	$13.710	$19.640	$16.570	$15.000		$14.040

(0.070)	(0.105)	(0.120)	(0.156)	(0.172)		(0.178)
2.630	(3.464)	(4.620)	3.594	1.742		1.574
2.560	(3.569)	(4.740)	3.438	1.570		1.396

—	(0.051)	(1.190)	(0.368)	—		(0.436)
—	(0.051)	(1.190)	(0.368)	—		(0.436)

$12.650	$10.090	$13.710	$19.640	$16.570		$15.000

25.37%	(26.14% )	(25.52% )	21.30%	10.47%		10.50%

$37,077	$35,096	$78,451	$146,703	$100,628		$52,263
2.25%	2.29%	2.11%	2.09%	2.11%		2.16%

2.37%	2.38%	2.11%	2.09%	2.11%		2.17%
(1.21% )	(1.00% )	(0.72% )	(0.89% )	(1.07%	)	(1.26% )

(1.33% )	(1.09% )	(0.72% )	(0.89% )	(1.07%	)	(1.27% )
52%	85%	81%	62%	78%		128%

17

Financial highlights
Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes

18

				10/1/052
Six Months Ended	Year Ended			to
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06
(Unaudited)
$10.700	$14.460	$20.550	$17.240	$15.750

(0.043)	(0.054)	(0.038)	(0.072)	(0.078)
2.783	(3.655)	(4.862)	3.750	1.568
2.740	(3.709)	(4.900)	3.678	1.490

—	(0.051)	(1.190)	(0.368)	—
—	(0.051)	(1.190)	(0.368)	—

$13.440	$10.700	$14.460	$20.550	$17.240

25.61%	(25.75% )	(25.15% )	21.87%	9.46%

$2,354	$2,590	$4,588	$4,182	$1,193
1.75%	1.79%	1.61%	1.59%	1.63%

1.97%	1.98%	1.71%	1.69%	1.73%
(0.71% )	(0.50% )	(0.22% )	(0.39% )	(0.63%	)

(0.93% )	(0.69% )	(0.32% )	(0.49% )	(0.73%	)
52%	85%	81%	62%	78%	5

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

19

Financial highlights
Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$11.050	$14.850	$20.970	$17.500	$15.680		$14.520

(0.012)	—	0.048	0.021	(0.010)		(0.037)
2.872	(3.749)	(4.978)	3.817	1.830		1.633
2.860	(3.749)	(4.930)	3.838	1.820		1.596

—	(0.051)	(1.190)	(0.368)	—		(0.436)
—	(0.051)	(1.190)	(0.368)	—		(0.436)

$13.910	$11.050	$14.850	$20.970	$17.500		$15.680

25.88%	(25.41% )	(24.77% )	22.47%	11.61%		11.63%

$12,723	$10,457	$26,896	$33,008	$18,039		$1,934
1.25%	1.29%	1.11%	1.09%	1.11%		1.16%

1.37%	1.38%	1.11%	1.09%	1.11%		1.17%
(0.21% )	—%	0.28%	0.11%	(0.07%	)	(0.26% )

(0.33% )	(0.09% )	0.28%	0.11%	(0.07%	)	(0.27% )
52%	85%	81%	62%	78%		128%

21

Notes to financial statements
Delaware American Services Fund	December 31, 2009 (Unaudited)

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend® Fund. These financial statements and the related notes pertain to the Delaware American Services Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

22

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years ( June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended December 31, 2009.

23

Notes to financial statements
Delaware American Services Fund

1. Significant Accounting Policies (continued)

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations), do not exceed 1.25% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to November 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses), did not exceed 1.25% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The current expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

24

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended December 31, 2009, the Fund was charged $4,272 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through October 31, 2010, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At December 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$103,228
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	43,246
Distribution fees payable to DDLP	72,066
Other expenses payable to DMC and affiliates*	6,052

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2009, the Fund was charged $5,194 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2009, DDLP earned $4,064 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2009, DDLP received gross contingent deferred sales charge commissions of $—, $32,696 and $616 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2009, the Fund made purchases of $43,937,948 and sales of $67,829,712 of investment securities other than short-term investments.

25

Notes to financial statements
Delaware American Services Fund

3. Investments (continued)

At December 31, 2009, the cost for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments for federal income tax purposes was $165,400,227. At December 31, 2009, net unrealized appreciation was $34,736,402, of which $39,934,736 related to unrealized appreciation of investments and $5,198,334 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$174,407,428	$—	$—	$174,407,428
Securities Lending Collateral	17,148,365	8,556,155	24,681	25,729,201
Total	$191,555,793	$8,556,155	$24,681	$200,136,629

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$58
Net change in unrealized appreciation/depreciation	24,623
Balance as of 12/31/09	$24,681

Net change in unrealized appreciation/depreciation from
investments still held as of 12/31/09	$24,623

26

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended December 31, 2009. The tax character of dividends and distributions paid during the year ended June 30, 2009 was as follows:

Year Ended
6/30/09
Long-term capital gain	$1,075,335

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2009, the estimated components of net asset on a tax basis were as follows:

Shares of beneficial interest	$255,606,160
Realized losses (7/1/09 – 12/31/09)	(43,018,462)
Capital loss carryforwards as of 6/30/09	(72,850,839)
Unrealized appreciation of investments	34,736,402
Net assets	$174,473,261

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$596,760
Paid-in capital	(596,760)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at June 30, 2009 will expire as follows: $72,850,839 expires in 2017.

For the six months ended December 31, 2009, the Fund had capital losses of $43,018,462, which may increase the capital loss carryforwards.

27

Notes to financial statements
Delaware American Services Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
Shares sold:
Class A	352,361	1,241,956
Class B	3,336	19,787
Class C	52,264	309,074
Class R	28,340	126,613
Institutional Class	67,127	252,868

Shares issued upon reinvestment of dividends and distributions:
Class A	—	37,211
Class B	—	8,782
Class C	—	18,035
Class R	—	1,215
Institutional Class	—	3,700
	503,428	2,019,241

Shares repurchased:
Class A	(1,371,671)	(8,698,967)
Class B	(281,199)	(878,241)
Class C	(597,864)	(2,573,484)
Class R	(95,260)	(203,116)
Institutional Class	(99,196)	(1,121,023)
	(2,445,190)	(13,474,831)
Net decrease	(1,941,762)	(11,455,590)

For the six months ended December 31, 2009 and the year ended June 30, 2009, 37,560 Class B shares were converted to 35,014 Class A shares valued at $450,433 and 108,201 Class B shares were converted to 101,432 Class A shares valued at $1,119,732, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum

28

of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of December 31, 2009, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the

29

Notes to financial statements
Delaware American Services Fund

8. Securities Lending (continued)

Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. For more information see the Supplement to the Fund’s prospectus dated January 21, 2010.

At December 31, 2009, the value of securities on loan was $25,417,955, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $25,729,201. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

30

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 14, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

12. Subsequent Events

On January 19, 2010, the Board of Trustees of the Trust approved changes to the Fund’s name, investment objective, investment strategies, and policies to reposition the Fund as a focus growth equity fund. Under the Fund’s new investment strategies and policies, the Fund’s policy requiring that it invest at least 80% of its net assets in U.S. service or service-related companies across the economic spectrum will be eliminated. The Fund’s investment strategies and policies will reflect a focus growth strategy investing primarily in common stocks of companies of any size or market capitalization, rather than in service and service-related companies of any size. The Fund’s current investment objective seeks to provide long-term capital growth. The Fund’s new investment objective will seek long-term capital appreciation. In connection with these changes, the Fund will change its name to Delaware Growth Equity Fund.

In addition, in connection with the repositioning of the Fund as a focus growth fund, the Fund’s performance will be measured against a new benchmark that the investment manager believes is a more appropriate benchmark of the Fund’s investments. The Fund’s current benchmark is the S&P 500 Index. To reflect the Fund’s new strategy, the Fund’s performance will be measured against the Russell 3000® Growth Index.

The changes to the Fund’s name and objective will become effective on or about March 22, 2010. The Fund will be transitioned to a focus growth fund over the period ending on or about February 22, 2010. The Fund’s current policy to invest at least 80% of its net assets in service or service-related companies will be eliminated on or about March 22, 2010.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 17, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

31

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
32

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
33

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

34

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

35

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of New Investment Advisory Agreement (continued)

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability

36

of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

37

Other Fund information
(Unaudited)
Delaware American Services Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

38

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

39

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

40

Semiannual report Delaware Small Cap Growth Fund December 31, 2009 Growth equity mutual fund
This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund.

The figures in the semiannual report for Delaware Small Cap Growth Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Small Cap Growth Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Growth Fund at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Small Cap Growth Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	4
Statement of net assets	5
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
Other Fund information	35
About the organization	43

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2009 to December 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/09	12/31/09	Expense Ratio	7/1/09 to 12/31/09*
Actual Fund return
Class A	$1,000.00	$1,260.00	1.76%	$10.03
Class B	1,000.00	1,254.30	2.51%	14.26
Class C	1,000.00	1,254.70	2.51%	14.26
Class R	1,000.00	1,257.50	2.01%	11.44
Institutional Class	1,000.00	1,261.90	1.51%	8.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.33	1.76%	$ 8.94
Class B	1,000.00	1,012.55	2.51%	12.73
Class C	1,000.00	1,012.55	2.51%	12.73
Class R	1,000.00	1,015.07	2.01%	10.21
Institutional Class	1,000.00	1,017.59	1.51%	7.68

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Effective November 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.60% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to November 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses, did not exceed 1.46% of average daily net assets of the Fund. If the current expense waivers were in place for entire period, the expenses paid during the period would be as follows:

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/09	12/31/09	Expense Ratio	7/1/09 to 12/31/09*
Actual Fund return
Class A	$1,000.00	$1,260.00	1.85%	$10.54
Class B	1,000.00	1,254.30	2.60%	14.77
Class C	1,000.00	1,254.70	2.60%	14.78
Class R	1,000.00	1,257.50	2.10%	11.95
Institutional Class	1,000.00	1,261.90	1.60%	9.12
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,015.88	1.85%	$ 9.40
Class B	1,000.00	1,012.10	2.60%	13.19
Class C	1,000.00	1,012.10	2.60%	13.19
Class R	1,000.00	1,014.62	2.10%	10.66
Institutional Class	1,000.00	1,017.14	1.60%	8.13

Sector allocation and top 10 holdings
Delaware Small Cap Growth Fund	As of December 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	92.59%
Basic Industry/Capital Goods	9.29%
Business Services	6.76%
Consumer Durables	1.29%
Consumer Non-Durables	8.67%
Consumer Services	7.93%
Energy	3.24%
Financials	3.18%
Health Care	21.53%
Technology	27.68%
Transportation	3.02%
Securities Lending Collateral	14.67%
Total Value of Securities	107.26%
Obligation to Return Securities Lending Collateral	(14.81%)
Receivables and Other Assets Net of Liabilities	7.55%
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 holdings	Percentage of net assets
Abraxis BioScience	2.67%
Ulta Salon Cosmetics & Fragrance	2.38%
Cardtronics	2.35%
Perrigo	2.21%
Ligand Pharmaceuticals Class B	2.16%
Veeco Instruments	2.07%
Savient Pharmaceuticals	2.06%
Fortinet	1.92%
TriQuint Semiconductor	1.91%
Teradyne	1.82%

Statement of net assets
Delaware Small Cap Growth Fund	December 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 92.59%²
Basic Industry/Capital Goods – 9.29%
†	AeroVironment	5,300	$154,124
	Dynamic Materials	7,200	144,360
†	Exponent	3,200	89,088
†	Fuel Tech	15,000	122,550
†	Middleby	3,600	176,472
†	Mistras Group	10,000	150,600
†	Tetra Tech	5,700	154,869
*	Titan International	17,825	144,561
†	Wonder Auto Technology	11,600	136,416
			1,273,040
Business Services – 6.76%
†	Aecom Technology	2,400	66,000
†	Clean Harbors	1,800	107,298
†	Emergency Medical Services Class A	3,400	184,110
†	FTI Consulting	2,900	136,764
	Healthcare Services Group	10,100	216,746
†	SuccessFactors	13,000	215,540
			926,458
Consumer Durables – 1.29%
†	LKQ	9,000	176,310
			176,310
Consumer Non-Durables – 8.67%
*†	Deer Consumer Products	12,600	142,632
†	Dick’s Sporting Goods	1,300	32,331
*†	Lululemon Athletica	8,200	246,820
†	Peet’s Coffee & Tea	5,400	179,982
†	Penske Auto Group	5,600	85,008
†	Tractor Supply	3,300	174,768
†	Ulta Salon Cosmetics & Fragrance	18,000	326,880
			1,188,421
Consumer Services – 7.93%
*†	BJ’s Restaurants	7,750	145,855
*†	Cardtronics	29,100	322,137
†	First Cash Financial Services	7,500	166,425

Statement of net assets
Delaware Small Cap Growth Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
*†	Gaylord Entertainment	6,900	$136,275
*†	P.F. Chang’s China Bistro	3,800	144,058
*†	Texas Roadhouse Class A	11,200	125,776
*	Wynn Resorts	800	46,584
			1,087,110
Energy – 3.24%
	Carbo Ceramics	2,500	170,425
*†	Goodrich Petroleum	5,200	126,620
†	Willbros Group	8,700	146,769
			443,814
Financials – 3.18%
†	Knight Capital Group Class A	6,100	93,940
	Lazard Class A	1,600	60,752
†	ProAssurance	2,800	150,388
†	Stifel Financial	2,200	130,328
			435,408
Health Care – 21.53%
*@†	Abraxis BioScience	9,025	365,964
†	Acorda Therapeutics	5,100	128,622
†	American Dental Partners	9,000	116,100
*†	CardioNet	21,300	126,522
†	Celera	24,500	169,295
†	Charles River Laboratories International	6,400	215,616
†	Cypress Bioscience	9,100	52,416
†	Inspire Pharmaceuticals	25,500	140,760
†	Ligand Pharmaceuticals Class B	136,300	295,771
†	Martek Biosciences	7,000	132,580
†	Masimo	4,500	136,890
	Perrigo	7,600	302,784
*†	Savient Pharmaceuticals	20,700	281,727
	STERIS	1,600	44,752
†	Sucampo Pharmaceuticals Class A	35,600	143,824
†	Syneron Medical	10,200	106,590
†	Wright Medical Group	10,100	191,395
			2,951,608

		Number of shares	Value
Common Stock (continued)
Technology – 27.68%
	Applied Signal Technology	6,100	$117,669
†	Arris Group	14,000	160,020
†	Aruba Networks	22,600	240,916
†	BigBand Networks	28,000	96,320
†	Cogent	11,800	122,602
†	CommScope	8,700	230,811
†	F5 Networks	3,200	169,536
*†	Fortinet	15,000	263,550
	Henry (Jack) & Associates	4,800	110,976
*†	Nuance Communications	14,900	231,546
†	Riverbed Technology	8,100	186,057
†	Sanmina-SCI	20,300	223,909
*†	STEC	7,900	129,086
†	Sybase	5,600	243,040
†	Teradyne	23,200	248,936
†	TriQuint Semiconductor	43,700	262,200
†	Varian Semiconductor Equipment Associates	6,700	240,396
†	Veeco Instruments	8,600	284,144
†	Volterra Semiconductor	12,200	233,264
			3,794,978
Transportation – 3.02%
†	Echo Global Logistics	1,535	19,479
*†	Genco Shipping & Trading	5,500	123,090
	Knight Transportation	8,900	171,681
†	Marten Transport	5,600	100,520
			414,770
Total Common Stock (cost $11,067,549)			12,691,917

Total Value of Securities Before Securities
	Lending Collateral – 92.59% (cost $11,067,549)		12,691,917

Securities Lending Collateral** – 14.67%
	Investment Companies
	Mellon GSL DBT II Collateral Fund	1,377,357	1,377,357
	BNY Mellon SL DBT II Liquidating Fund	639,426	632,073
@†	Mellon GSL Reinvestment Trust II	12,778	543
Total Securities Lending Collateral (cost $2,029,561)			2,009,973

Statement of net assets
Delaware Small Cap Growth Fund

Total Value of Securities – 107.26%
(cost $13,097,110)	$14,701,890 ©
Obligation to Return Securities
Lending Collateral** – (14.81%)	(2,029,561)
Receivables and Other Assets
Net of Liabilities – 7.55%	1,034,822
Net Assets Applicable to 1,657,179
Shares Outstanding – 100.00%	$13,707,151

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($7,223,387 / 846,972 Shares)	$8.53
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($1,347,213 / 169,620 Shares)	$7.94
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($3,967,608 / 500,576 Shares)	$7.93
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($1,166,226 / 139,699 Shares)	$8.35
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($2,717 / 311.70 Shares)	$8.72

Components of Net Assets at December 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$14,146,953
Accumulated net investment loss	(333)
Accumulated net realized loss on investments	(2,044,590)
Net unrealized appreciation of investments and foreign currencies	1,605,121
Total net assets	$13,707,151

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $366,507, which represented 2.67% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $1,964,268 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)	$8.53
Sales charge (5.75% of offering price) (B)	0.52
Offering price	$9.05

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of assets and liabilities
Delaware Small Cap Growth Fund	December 31, 2009

Assets:
Investments, at value (including $1,964,268 of securities loaned)	$12,691,917
Short-term investments held as collateral for loaned securities, at value	2,009,973
Cash	945,678
Receivables for securities sold	100,429
Dividends receivable	377
Securities lending income receivable	672
Receivables for fund shares sold	40,432
Foreign currencies, at value	41,500
Total assets	15,830,978

Liabilities:
Payables for securities purchased	7,908
Payables for fund shares redeemed	79,839
Obligation to return securities lending collateral	2,029,561
Due to manager and affiliates	5,933
Other accrued expenses	586
Total liabilities	2,123,827

Total Net Assets	$13,707,151
Investments, at cost	$11,067,549
Foreign currencies, at cost	$41,157
Cost of short-term investments held as collateral for loaned securities	$2,029,561

See accompanying notes

Statement of operations
Delaware Small Cap Growth Fund	Six Months Ended December 31, 2009 (Unaudited)

Investment Income:
Dividends	$22,229
Interest	151
Securities lending income	4,379	$26,759

Expenses:
Management fees	60,268
Dividend disbursing and transfer agent fees and expenses	50,506
Distribution expenses – Class A	9,206
Distribution expenses – Class B	6,548
Distribution expenses – Class C	17,864
Distribution expenses – Class R	3,013
Registration fees	24,590
Reports and statements to shareholders	10,963
Audit and tax	5,848
Accounting and administration expenses	2,411
Pricing fees	1,398
Legal fees	1,051
Dues and services	856
Custodian fees	678
Trustees’ fees	346
Insurance fees	131
Consulting fees	55
Trustee’s expenses	27	195,759
Less fees waived		(68,295)
Less waived distribution expenses – Class A		(1,534)
Less waived distribution expenses – Class R		(502)
Total operating expenses		125,428
Net Investment Loss		(98,669)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		1,369,800
Foreign currencies		(1,172)
Net realized gain		1,368,628
Net change in unrealized appreciation/depreciation of investments
and foreign currencies		1,405,665
Net Realized and Unrealized Gain on
Investments and Foreign Currencies		2,774,293

Net Increase in Net Assets Resulting from Operations		$2,675,624

See accompanying notes

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(98,669)	$(163,124)
Net realized gain (loss) on investments
and foreign currencies	1,368,628	(3,009,551)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	1,405,665	(239,849)
Net increase (decrease) in net assets resulting
from operations	2,675,624	(3,412,524)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,381,951	1,821,600
Class B	35,398	121,881
Class C	589,345	1,303,015
Class R	258,092	493,989
Institutional Class	1,999	—
	2,266,785	3,740,485

Cost of shares repurchased:
Class A	(700,274)	(3,437,103)
Class B	(153,657)	(649,590)
Class C	(455,771)	(1,981,506)
Class R	(141,241)	(680,222)
	(1,450,943)	(6,748,421)
Increase (decrease) in net assets derived
from capital share transactions	815,842	(3,007,936)
Net Increase (Decrease) in Net Assets	3,491,466	(6,420,460)

Net Assets:
Beginning of period	10,215,685	16,636,145
End of period (including accumulated net investment
loss of $333 and $—, respectively)	$13,707,151	$10,215,685

See accompanying notes

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
Unaudited
$6.770	$8.380	$12.880	$11.890	$11.300	$11.260

(0.050)	(0.072)	(0.118)	(0.141)	(0.134)	(0.138)
1.810	(1.538)	(2.465)	1.958	1.325	0.291
1.760	(1.610)	(2.583)	1.817	1.191	0.153

—	—	(1.730)	(0.827)	(0.601)	(0.113)
—	—	(0.187)	—	—	—
—	—	(1.917)	(0.827)	(0.601)	(0.113)

$8.530	$6.770	$8.380	$12.880	$11.890	$11.300

26.00%	(19.21% )	(23.38% )	16.62%	10.70%	1.51%

$7,223	$5,165	$8,563	$12,996	$14,941	$14,045
1.76%	1.71%	1.73%	1.71%	1.60%	1.65%

2.94%	2.85%	2.29%	2.33%	2.20%	1.97%
(1.32% )	(1.12% )	(1.17% )	(1.22% )	(1.12% )	(1.29% )

(2.50% )	(2.26% )	(1.73% )	(1.84% )	(1.72% )	(1.61% )
126%	124%	105%	67%	78%	87%

Financial highlights
Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
Unaudited
$6.330	$7.880	$12.300	$11.470	$11.000	$11.050

(0.077)	(0.117)	(0.191)	(0.225)	(0.221)	(0.217)
1.687	(1.433)	(2.312)	1.882	1.292	0.280
1.610	(1.550)	(2.503)	1.657	1.071	0.063

—	—	(1.730)	(0.827)	(0.601)	(0.113)
—	—	(0.187)	—	—	—
—	—	(1.917)	(0.827)	(0.601)	(0.113)

$7.940	$6.330	$7.880	$12.300	$11.470	$11.000

25.43%	(19.67% )	(23.89% )	15.77%	9.87%	0.71%

$1,347	$1,175	$2,140	$3,783	$4,858	$5,448
2.51%	2.46%	2.48%	2.46%	2.35%	2.40%

3.64%	3.55%	2.99%	3.03%	2.90%	2.67%
(2.07% )	(1.87% )	(1.92% )	(1.97% )	(1.87% )	(2.04% )

(3.20% )	(2.96% )	(2.43% )	(2.54% )	(2.42% )	(2.31% )
126%	124%	105%	67%	78%	87%

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
Unaudited
$6.320	$7.880	$12.300	$11.470	$11.000	$11.050

(0.076)	(0.117)	(0.191)	(0.225)	(0.221)	(0.217)
1.686	(1.443)	(2.312)	1.882	1.292	0.280
1.610	(1.560)	(2.503)	1.657	1.071	0.063

—	—	(1.730)	(0.827)	(0.601)	(0.113)
—	—	(0.187)	—	—	—
—	—	(1.917)	(0.827)	(0.601)	(0.113)

$7.930	$6.320	$7.880	$12.300	$11.470	$11.000

25.47%	(19.80% )	(23.89% )	15.77%	9.87%	0.71%

$3,968	$3,049	$4,708	$8,082	$9,495	$8,527
2.51%	2.46%	2.48%	2.46%	2.35%	2.40%

3.64%	3.55%	2.99%	3.03%	2.90%	2.67%
(2.07% )	(1.87% )	(1.92% )	(1.97% )	(1.87% )	(2.04% )

(3.20% )	(2.96% )	(2.43% )	(2.54% )	(2.42% )	(2.31% )
126%	124%	105%	67%	78%	87%

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
Unaudited
$ 6.640	$ 8.230	$12.710	$11.770	$11.220	$11.220

(0.059)	(0.088)	(0.143)	(0.170)	(0.164)	(0.176)
1.769	(1.502)	(2.420)	1.937	1.315	0.289
1.710	(1.590)	(2.563)	1.767	1.151	0.113

—	—	(1.730)	(0.827)	(0.601)	(0.113)
—	—	(0.187)	—	—	—
—	—	(1.917)	(0.827)	(0.601)	(0.113)

$8.350	$6.640	$8.230	$12.710	$11.770	$11.220

25.75%	(19.32% )	(23.56% )	16.34%	10.41%	1.15%

$1,166	$826	$1,224	$2,352	$1,676	$1,575
2.01%	1.96%	1.98%	1.96%	1.85%	2.00%

3.24%	3.15%	2.59%	2.63%	2.50%	2.27%
(1.57% )	(1.37% )	(1.42% )	(1.47% )	(1.37% )	(1.64% )

(2.80% )	(2.56% )	(2.03% )	(2.14% )	(2.02% )	(1.91% )
126%	124%	105%	67%	78%	87%

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06	6/30/05
Unaudited
$ 6.910	$ 8.540	$13.050	$12.020	$11.400	$11.330

(0.040)	(0.056)	(0.093)	(0.112)	(0.103)	(0.111)
1.850	(1.574)	(2.500)	1.969	1.324	0.294
1.810	(1.630)	(2.593)	1.857	1.221	0.183

—	—	(1.730)	(0.827)	(0.601)	(0.113)
—	—	(0.187)	—	—	—
—	—	(1.917)	(0.827)	(0.601)	(0.113)

$8.720	$6.910	$8.540	$13.050	$12.020	$11.400

26.19%	(19.09% )	(23.12% )	16.78%	10.87%	1.76%

$3	$1	$1	$1	$1	$8
1.51%	1.46%	1.48%	1.46%	1.35%	1.40%

2.64%	2.55%	1.99%	2.03%	1.90%	1.67%
(1.07% )	(0.87% )	(0.92% )	(0.97% )	(0.87% )	(1.04% )

(2.20% )	(1.96% )	(1.43% )	(1.54% )	(1.42% )	(1.31% )
126%	124%	105%	67%	78%	87%

Notes to financial statements
Delaware Small Cap Growth Fund	December 31, 2009 (Unaudited)

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend® Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to financial statements
Delaware Small Cap Growth Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended December 31, 2009.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 1.60% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to November 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses, did not exceed 1.46% of average daily net assets of the Fund. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. The current expense waiver may be discontinued at any time because it is voluntary, and applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended December 31, 2009, the Fund was charged $301 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit 12b-1 fee for the Fund’s Class A and Class R shares through October 31, 2010 to no more than 0.25% and 0.50%, respectively, of average daily net assets.

Notes to financial statements
Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At December 31, 2009, the Fund had liabilities payable to affiliates as follows:

Receivable from DMC under expense limitation agreement	$7,619
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	(6,705)
Distribution fee payable to DDLP	(6,316)
Other expenses payable to DMC and affiliates*	(531)

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2009, the Fund was charged $374 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2009, DDLP earned $3,009 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2009, DDLP received gross CDSC of $—, $272 and $54 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2009, the Fund made purchases of $7,107,391 and sales of $7,268,496 of investment securities other than short-term investments.

At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments was $13,206,247. At December 31, 2009, net unrealized appreciation was $1,495,643, of which $2,334,853 related to unrealized appreciation of investments and $839,210 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$12,691,917	$—	$—	$12,691,917
Securities Lending Collateral	1,377,357	632,073	543	2,009,973
Total	$14,069,274	$632,073	$543	$14,701,890

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$1
Net change in unrealized appreciation/depreciation	542
Balance as of 12/31/09	$543

Net change in unrealized appreciation/depreciation from
investments still held as of 12/31/09	$543

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended December 31, 2009 and the year ended June 30, 2009.

Notes to financial statements
Delaware Small Cap Growth Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$14,146,953
Realized losses (7/1/09 – 12/31/09)	(1,480,564)
Post October currency loss	(333)
Capital loss carryforwards as of 6/30/09	(454,889)
Unrealized appreciation of investments and foreign currencies	1,495,984
Net assets	$13,707,151

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on foreign currency transaction from November 1, 2009 through December 31, 2009 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$98,336
Accumulated net realized gain	1,172
Paid-in capital	(99,508)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at June 30, 2009 will expire as follows: $454,889 expires in 2017.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
Shares sold:
Class A	175,616	289,473
Class B	5,146	21,835
Class C	82,334	208,662
Class R	33,816	73,895
Institutional Class	242	—
	297,154	593,865

Shares repurchased:
Class A	(91,136)	(548,768)
Class B	(21,152)	(107,879)
Class C	(64,343)	(323,966)
Class R	(18,590)	(98,141)
	(195,221)	(1,078,754)
Net increase (decrease)	101,933	(484,889)

For the six months ended December 31, 2009 and the year ended June 30, 2009, 6,362 Class B shares were converted to 5,934 Class A shares valued at $47,977 and 25,058 Class B shares were converted to 23,442 Class A shares valued at $134,626, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of December 31, 2009, or at any time during the period then ended.

Notes to financial statements
Delaware Small Cap Growth Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (“Cash/Overnight Assets”). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of securities on loan was $1,964,268, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $2,009,973. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

Notes to financial statements
Delaware Small Cap Growth Fund

12. Subsequent Events

On January 19, 2010, the Board of Trustees of the Trust approved a proposal to liquidate and dissolve the Fund. The liquidation and dissolution is expected to take effect on or about March 22, 2010. As a result of the decision to pursue liquidation and dissolution of the Fund, the Fund is closed to new investors. However, the Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the liquidation.

Current shareholders of the Fund are being offered the opportunity to exchange their shares, irrespective of the class of shares that they hold, for the Class A shares of any of Delaware Investments’ other funds. Interested shareholders should call our Shareholder Services Center at 800 523-1918. If a shareholder does not request an exchange by the close of business on March 19, 2010 the shareholder will be paid a liquidating distribution by the Fund on or about March 22, 2010. For more information see the Supplement to the Fund’s prospectus dated January 21, 2010.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 19, 2010, the date of issuance of the Fund’s financial statements, and determined that except as disclosed there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

Other Fund information
(Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New

Other Fund information
(Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

Investment Advisory Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Other Fund information
(Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously

Other Fund information
(Unaudited)
Delaware Small Cap Growth Fund

Board Consideration of New Investment Advisory Agreement (continued)

provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report Delaware Trend® Fund December 31, 2009 Growth equity mutual fund
This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund.

The figures in the semiannual report for Delaware Trend Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Trend Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Trend® Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Trend Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Sector allocation and top 10 holdings	3
Statement of net assets	4
Statement of operations	9
Statements of changes in net assets	10
Financial highlights	12
Notes to financial statements	22
Other Fund information	33
About the organization	41

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period July 1, 2009 to December 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2009 to December 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Trend® Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/09	12/31/09	Expense Ratio	7/1/09 to 12/31/09*
Actual Fund return
Class A	$1,000.00	$1,291.40	1.48%	$8.55
Class B	1,000.00	1,287.20	2.19%	12.63
Class C	1,000.00	1,286.60	2.19%	12.62
Class R	1,000.00	1,290.80	1.69%	9.76
Institutional Class	1,000.00	1,293.40	1.19%	6.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.74	1.48%	$7.53
Class B	1,000.00	1,014.17	2.19%	11.12
Class C	1,000.00	1,014.17	2.19%	11.12
Class R	1,000.00	1,016.69	1.69%	8.59
Institutional Class	1,000.00	1,019.21	1.19%	6.06

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Trend® Fund	As of December 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Common Stock²	102.59%
Basic Industry/Capital Goods	8.47%
Business Services	9.32%
Consumer Durables	1.84%
Consumer Non-Durables	8.22%
Consumer Services	7.94%
Energy	3.96%
Financials	3.96%
Health Care	25.92%
Technology	28.72%
Transportation	4.24%
Securities Lending Collateral	21.90%
Total Value of Securities	124.49%
Obligation to Return Securities Lending Collateral	(22.16%)
Liabilities Net of Receivables and Other Assets	(2.33%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Abraxis BioScience	3.23%
Ulta Salon Cosmetics & Fragrance	2.58%
Cardtronics	2.57%
Perrigo	2.42%
Veeco Instruments	2.33%
OSI Pharmaceuticals	2.07%
TriQuint Semiconductor	2.06%
Teradyne	1.92%
Sybase	1.90%
Human Genome Sciences	1.89%

3

Statement of net assets
Delaware Trend® Fund	December 31, 2009 (Unaudited)

		Number of shares	Value
Common Stock – 102.59%²
Basic Industry/Capital Goods – 8.47%
*	Bucyrus International Class A	105,300	$5,935,761
	Dynamic Materials	217,700	4,364,885
*†	Itron	76,400	5,162,348
†	Mettler-Toledo International	20,800	2,183,792
†	Middleby	109,400	5,362,788
†	Mistras Group	258,300	3,889,998
†	Tetra Tech	210,900	5,730,153
			32,629,725
Business Services – 9.32%
*†	Clean Harbors	54,400	3,242,784
†	Emergency Medical Services Class A	104,100	5,637,015
*†	FTI Consulting	88,200	4,159,512
*†	Geo Group	280,100	6,128,588
†	Net 1 UEPS Technologies	255,900	4,969,578
	Solera Holdings	149,500	5,383,495
*†	SuccessFactors	386,050	6,400,709
			35,921,681
Consumer Durables – 1.84%
†	LKQ	274,900	5,385,291
†	WMS Industries	42,800	1,712,000
			7,097,291
Consumer Non-Durables – 8.22%
*†	Deer Consumer Products	282,580	3,198,806
†	Lululemon Athletica	216,359	6,512,406
*†	Penske Auto Group	172,500	2,618,550
*†	Tractor Supply	100,900	5,343,664
†	Ulta Salon Cosmetics & Fragrance	548,200	9,955,312
	Williams-Sonoma	194,000	4,031,320
			31,660,058
Consumer Services – 7.94%
*†	BJ’s Restaurants	237,100	4,462,222
*†	Cardtronics	892,733	9,882,554
†	First Cash Financial Services	227,000	5,037,130
*†	Gaylord Entertainment	207,900	4,106,025

4

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
*†	P.F. Chang’s China Bistro	85,200	$3,229,932
†	Texas Roadhouse Class A	342,900	3,850,767
			30,568,630
Energy – 3.96%
*	Carbo Ceramics	78,100	5,324,077
*	Core Laboratories	51,692	6,105,859
*†	Goodrich Petroleum	157,300	3,830,255
			15,260,191
Financials – 3.96%
	Hanover Insurance Group	110,400	4,905,072
	Lazard Class A	47,300	1,795,981
†	ProAssurance	83,500	4,484,785
†	Stifel Financial	68,500	4,057,940
			15,243,778
Health Care – 25.92%
*@†	Abraxis BioScience	306,953	12,446,943
†	Acorda Therapeutics	154,200	3,888,924
*†	CardioNet	1,020,621	6,062,489
†	Celera	748,192	5,170,007
*†	Charles River Laboratories International	194,500	6,552,705
*†	China Nuokang Bio-Pharmaceutical ADR	167,390	1,314,012
†	Cypress Bioscience	282,007	1,624,360
	Healthcare Services Group	278,200	5,970,172
*†	Human Genome Sciences	237,500	7,267,500
†	Ligand Pharmaceuticals Class B	813,000	1,764,210
*†	Martek Biosciences	210,400	3,984,976
*†	Masimo	152,100	4,626,882
*†	OSI Pharmaceuticals	257,400	7,987,122
*	Perrigo	233,500	9,302,640
*†	Savient Pharmaceuticals	516,390	7,028,068
	STERIS	48,500	1,356,545
*†	Syneron Medical	319,600	3,339,820
†	Talecris Biotherapeutics Holdings	197,000	4,387,190
*†	Wright Medical Group	304,700	5,774,065
			99,848,630

5

Statement of net assets
Delaware Trend® Fund

		Number of shares	Value
Common Stock (continued)
Technology – 28.72%
	Applied Signal Technology	183,000	$3,530,070
*†	Arris Group	429,400	4,908,042
*†	Aruba Networks	679,600	7,244,536
†	BigBand Networks	856,500	2,946,360
†	Cogent	360,300	3,743,517
†	CommScope	259,500	6,884,535
†	F5 Networks	95,800	5,075,484
	Harte-Hanks	365,000	3,934,700
	Jack Henry & Associates	154,400	3,569,728
*†	Nuance Communications	444,600	6,909,084
†	Riverbed Technology	245,300	5,634,541
*†	STEC	234,200	3,826,828
†	Sanmina-SCI	596,050	6,574,432
*†	Sybase	168,900	7,330,260
*†	Teradyne	688,900	7,391,897
*†	TriQuint Semiconductor	1,322,600	7,935,600
*†	Varian Semiconductor Equipment Associates	199,000	7,140,120
*†	Veeco Instruments	271,100	8,957,144
*†	Volterra Semiconductor	369,700	7,068,664
			110,605,542
Transportation – 4.24%
*†	Echo Global Logistics	46,985	596,240
*†	Genco Shipping & Trading	79,300	1,774,734
*	Hunt (J.B.) Transport Services	178,900	5,773,103
	Knight Transportation	267,300	5,156,217
†	Marten Transport	169,253	3,038,091
			16,338,385
Total Common Stock (cost $318,401,103)			395,173,911

Total Value of Securities Before Securities Lending
	Collateral – 102.59% (cost $318,401,103)		395,173,911

Securities Lending Collateral** – 21.90%
	Investment Companies
	Mellon GSL DBT II Collateral Fund	69,370,454	69,370,454
	BNY Mellon SL DBT II Liquidating Fund	15,124,762	14,950,828
	@†Mellon GSL Reinvestment Trust II	875,601	37,213
Total Securities Lending Collateral (cost $85,370,817)			84,358,495

6

Total Value of Securities – 124.49%
(cost $403,771,920)	$479,532,406 ©
Obligation to Return Securities
Lending Collateral** – (22.16%)	(85,370,817)
Liabilities Net of Receivables and
Other Assets – (2.33%)	(8,976,206)
Net Assets Applicable to 28,184,359 Shares
Outstanding – 100.00%	$385,185,383

Net Asset Value – Delaware Trend Fund
Class A ($306,887,924 / 21,976,855 Shares)	$13.96
Net Asset Value – Delaware Trend Fund
Class B ($16,180,552 / 1,415,679 Shares)	$11.43
Net Asset Value – Delaware Trend Fund
Class C ($35,858,146 / 3,048,660 Shares)	$11.76
Net Asset Value – Delaware Trend Fund
Class R ($2,314,914 / 169,389 Shares)	$13.67
Net Asset Value – Delaware Trend Fund
Institutional Class ($23,943,847 / 1,573,776 Shares)	$15.21

Components of Net Assets at December 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$ 394,705,677
Accumulated net investment loss	(10,104)
Accumulated net realized loss on investments	(85,281,080)
Net unrealized appreciation of investments
and foreign currencies	75,770,890
Total net assets	$ 385,185,383

7

Statement of net assets
Delaware Trend® Fund

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $83,050,629 of securities loaned.
@	Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $12,484,156, which represented 3.24% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

ADR — American Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Trend Fund
Net asset value Class A (A)	$13.96
Sales charge (5.75% of offering price) (B)	0.85
Offering price	$14.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

8

Statement of operations
Delaware Trend® Fund	Six Months Ended December 31, 2009 (Unaudited)

Investment Income:
Dividends	$847,168
Securities lending income	139,541
Interest	1,384
Foreign tax withheld	(7,366)	$980,727

Expenses:
Management fees	1,368,353
Dividend disbursing and transfer agent fees and expenses	720,163
Distribution expenses – Class A	415,729
Distribution expenses – Class B	85,613
Distribution expenses – Class C	169,596
Distribution expenses – Class R	6,843
Accounting and administration expenses	72,979
Legal fees	35,299
Reports and statements to shareholders	35,105
Registration fees	31,263
Audit and tax	15,612
Trustees’ fees	10,550
Custodian fees	4,850
Insurance fees	4,057
Dues and services	2,085
Consulting fees	1,862
Pricing fees	1,433
Trustees’ expenses	702	2,982,094
Less fees waived		(139,724)
Less waived distribution expenses – Class R		(1,140)
Total operating expenses		2,841,230
Net Investment Loss		(1,860,503)

Net Realized and Unrealized Gain (Loss) on
Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments		30,669,109
Foreign currencies		(34,292)
Net realized gain		30,634,817
Net change in unrealized appreciation/depreciation
of investments and foreign currencies		62,368,346
Net Realized and Unrealized Gain on
Investment and Foreign Currencies		93,003,163

Net Increase in Net Assets Resulting from Operations		$91,142,660

See accompanying notes

9

Statements of changes in net assets
Delaware Trend® Fund

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,860,503)	$(3,274,917)
Net realized gain (loss) on investments
and foreign currencies	30,634,817	(106,373,317)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	62,368,346	(40,276,978)
Net increase (decrease) in net assets resulting
from operations	91,142,660	(149,925,212)

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	—	(14,365,125)
Class B	—	(1,898,273)
Class C	—	(2,271,952)
Class R	—	(103,115)
Institutional Class	—	(938,918)
	—	(19,577,383)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,215,969	30,554,809
Class B	117,605	80,535
Class C	927,477	1,407,319
Class R	274,534	644,100
Institutional Class	11,086,293	8,669,133

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	—	13,700,804
Class B	—	1,817,401
Class C	—	2,154,658
Class R	—	103,114
Institutional Class	—	933,263
	24,621,878	60,065,136

10

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
	(Unaudited)
Capital Share Transactions (continued)
Cost of shares repurchased:
Class A	$(26,631,315)	$(89,126,121)
Class B	(4,561,208)	(16,970,997)
Class C	(3,941,805)	(12,327,181)
Class R	(571,286)	(718,736)
Institutional Class	(14,664,513)	(11,033,554)
	(50,370,127)	(130,176,589)
Decrease in net assets derived
from capital share transactions	(25,748,249)	(70,111,453)
Net Increase (Decrease) in Net Assets	65,394,411	(239,614,048)

Net Assets:
Beginning of period	319,790,972	559,405,020
End of period (including accumulated net investment
loss of $(10,104) and $—, respectively)	$385,185,383	$319,790,972

See accompanying notes

11

Financial highlights
Delaware Trend® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$10.820	$15.260	$22.320	$22.430	$20.180		$19.940

(0.058)	(0.086)	(0.144)	(0.177)	(0.191)		(0.185)
3.198	(3.812)	(2.196)	3.394	2.441		0.425
3.140	(3.898)	(2.340)	3.217	2.250		0.240

—	(0.542)	(4.720)	(3.327)	—		—
—	(0.542)	(4.720)	(3.327)	—		—

$13.960	$10.820	$15.260	$22.320	$22.430		$20.180

29.14%	(26.69% )	(13.76% )	17.15%	11.15%		1.20%

$306,888	$250,239	$422,136	$623,869	$679,312		$748,151
1.48%	1.48%	1.43%	1.41%	1.40%		1.40%

1.56%	1.60%	1.43%	1.42%	1.40%		1.40%
(0.94% )	(0.81% )	(0.80% )	(0.85% )	(0.86%	)	(0.98%	)

(1.02% )	(0.93% )	(0.80% )	(0.86% )	(0.86%	)	(0.98%	)
107%	110%	74%	58%	71%		44%

13

Financial highlights
Delaware Trend® Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$8.890	$12.720	$19.490	$20.130	$18.240		$18.160

(0.091)	(0.146)	(0.246)	(0.299)	(0.327)		(0.305)
2.631	(3.142)	(1.804)	2.986	2.217		0.385
2.540	(3.288)	(2.050)	2.687	1.890		0.080

—	(0.542)	(4.720)	(3.327)	—		—
—	(0.542)	(4.720)	(3.327)	—		—

$11.430	$8.890	$12.720	$19.490	$20.130		$18.240

28.72%	(27.18% )	(14.44% )	16.37%	10.36%		0.44%

$16,180	$16,310	$46,196	$87,433	$113,683		$138,515
2.19%	2.19%	2.14%	2.12%	2.11%		2.10%

2.27%	2.31%	2.14%	2.13%	2.11%		2.10%
(1.65% )	(1.52% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)

(1.73% )	(1.64% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)
107%	110%	74%	58%	71%		44%

15

Financial highlights
Delaware Trend® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$9.140	$13.080	$19.900	$20.490	$18.570		$18.480

(0.093)	(0.147)	(0.249)	(0.303)	(0.331)		(0.308)
2.713	(3.251)	(1.851)	3.040	2.251		0.398
2.620	(3.398)	(2.100)	2.737	1.920		0.090

—	(0.542)	(4.720)	(3.327)	—		—
—	(0.542)	(4.720)	(3.327)	—		—

$11.760	$9.140	$13.080	$19.900	$20.490		$18.570

28.66%	(27.20% )	(14.39% )	16.32%	10.34%		0.49%

$35,858	$30,494	$57,371	$90,945	$123,295		$145,328
2.19%	2.19%	2.14%	2.12%	2.11%		2.10%

2.27%	2.31%	2.14%	2.13%	2.11%		2.10%
(1.65% )	(1.52% )	(1.51% )	(1.56% )	(1.57%	)	(1.68%	)

(1.73% )	(1.64% )	(1.51% )	(1.57% )	(1.57%	)	(1.68%	)
107%	110%	74%	58%	71%		44%

17

Financial highlights
Delaware Trend® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$10.600	$15.000	$22.060	$22.240	$20.060		$19.880

(0.071)	(0.107)	(0.179)	(0.219)	(0.239)		(0.246)
3.141	(3.751)	(2.161)	3.366	2.419		0.426
3.070	(3.858)	(2.340)	3.147	2.180		0.180

—	(0.542)	(4.720)	(3.327)	—		—
—	(0.542)	(4.720)	(3.327)	—		—

$13.670	$10.600	$15.000	$22.060	$22.240		$20.060

29.08%	(26.84% )	(14.01% )	16.96%	10.87%		0.91%

$2,315	$2,049	$2,882	$3,525	$3,069		$6,621
1.69%	1.69%	1.64%	1.62%	1.62%		1.70%

1.87%	1.91%	1.74%	1.73%	1.71%		1.70%
(1.15% )	(1.02% )	(1.01% )	(1.06% )	(1.08%	)	(1.28%	)

(1.33% )	(1.24% )	(1.11% )	(1.17% )	(1.17%	)	(1.28%	)
107%	110%	74%	58%	71%		44%

19

Financial highlights
Delaware Trend® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended
12/31/091	6/30/09	6/30/08	6/30/07	6/30/06		6/30/05
(Unaudited)
$11.770	$16.520	$23.720	$23.560	$21.130		$20.830

(0.040)	(0.055)	(0.091)	(0.116)	(0.126)		(0.129)
3.480	(4.153)	(2.389)	3.603	2.556		0.429
3.440	(4.208)	(2.480)	3.487	2.430		0.300

—	(0.542)	(4.720)	(3.327)	—		—
—	(0.542)	(4.720)	(3.327)	—		—

$15.210	$11.770	$16.520	$23.720	$23.560		$21.130

29.34%	(26.48% )	(13.55% )	17.51%	11.50%		1.44%

$23,944	$20,699	$30,820	$154,595	$263,962		$275,712
1.19%	1.19%	1.14%	1.12%	1.11%		1.10%

1.27%	1.31%	1.14%	1.13%	1.11%		1.10%
(0.65% )	(0.52% )	(0.51% )	(0.56% )	(0.57%	)	(0.68%	)

(0.73% )	(0.64% )	(0.51% )	(0.57% )	(0.57%	)	(0.68%	)
107%	110%	74%	58%	71%		44%

21

Notes to financial statements
Delaware Trend® Fund	December 31, 2009 (Unaudited)

Delaware Group® Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

22

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended June 30, 2006 – June 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

Notes to financial statements
Delaware Trend® Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates during the six months ended December 31, 2009.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months period ended December 31, 2009.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend interest expenses, certain insurance costs, and non-routine expenses

24

or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), did not exceed 1.16% of average daily net assets of the Fund through October 31, 2009. For purposes of this waiver and reimbursement, nonroutine expenses also included such additional costs and expenses, as could have been agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applied only to expenses paid directly by the Fund. Effective November 1, 2009, DMC has discontinued the waiver.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended December 31, 2009, the Fund was charged $9,122 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to limit the 12b-1 fees through October 31, 2010 in order to prevent 12b-1 fees Class R shares from exceeding 0.50% of average daily net assets.

At December 31, 2009, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$245,592
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	93,133
Distribution fee payable to DDLP	119,572
Other expenses payable to DMC and affiliates*	11,525

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

25

Notes to financial statements
Delaware Trend® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2009, the Fund was charged $11,214 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2009, DDLP earned $8,465 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2009, DDLP received gross contingent deferred sales charge commissions of $-, $4,786 and $249 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2009, the Fund made purchases of $190,534,126 and sales of $207,467,217 of investment securities other than short-term investments.

At December 31, 2009, the cost for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments for federal income tax purposes was $407,609,034. At December 31, 2009, net unrealized appreciation was $71,923,372, of which $85,010,836 related to unrealized appreciation of investments and $13,087,464 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

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The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$395,173,911	$—	$—	$395,173,911
Securities Lending Collateral	69,370,454	14,950,828	37,213	84,358,495
Total	$464,544,365	$14,950,828	$37,213	$479,532,406

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 6/30/09	$88
Net change in unrealized appreciation/depreciation	37,125
Balance as of 12/31/09	$37,213

Net change in unrealized appreciation/depreciation from
investments still held as of 12/31/09	$37,125

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending June 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the six months ended December 31, 2009. The tax character of dividends and distributions paid during the year ended June 30, 2009 was as follows:

Year Ended
6/30/09
Long-term capital gain	$19,563,535
Return of capital	13,848
Total	$19,577,383

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Notes to financial statements
Delaware Trend® Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2009, the estimated components of net asset on a tax basis were as follows:

Shares of beneficial interest	$394,705,677
Realized losses 7/1/09 – 12/31/09	(53,320,605)
Post-October losses	(809,948)
Post-October currency losses	(10,104)
Capital loss carryforwards	(27,313,413)
Unrealized appreciation of investments	71,933,776
Net assets	$385,185,383

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment and foreign currency transactions from November 1, 2009 through December 31, 2009, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2009, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$1,850,399
Accumulated net realized gain	34,292
Paid-in capital	(1,884,691)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future gains. Capital loss carryforwards remaining at June 30, 2009 will expire as follows: $27,313,413 expires in 2017.

For the six months ended December 31, 2009, the Fund had capital losses of $53,320,605, which may increase the capital loss carryforwards.

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6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/09	6/30/09
Shares sold:
Class A	960,127	2,957,375
Class B	11,584	8,658
Class C	87,968	162,698
Class R	22,237	66,760
Institutional Class	815,120	776,705

Shares issued upon reinvestment of dividends and distributions:
Class A	—	899,653
Class B	—	144,353
Class C	—	166,383
Class R	—	6,897
Institutional Class	—	56,459
	1,897,036	5,245,941

Shares repurchased:
Class A	(2,117,567)	(8,377,783)
Class B	(431,589)	(1,948,278)
Class C	(374,343)	(1,381,065)
Class R	(46,159)	(72,430)
Institutional Class	(1,000,405)	(939,646)
	(3,970,063)	(12,719,202)
Net decrease	(2,073,027)	(7,473,261)

For the six months ended December 31, 2009 and the year ended June 30, 2009, 222,574 Class B shares were converted to 182,416 Class A shares valued at $2,415,849 and 926,808 Class B shares were converted to 763,625 Class A shares valued at $7,864,027, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of December 31, 2009, or at any time during the year then ended.

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Notes to financial statements
Delaware Trend® Fund

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (the Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

30

At December 31, 2009, the value of securities on loan was $83,050,629, for which the Fund received collateral, comprised of non-cash collateral valued at $101,400, and cash collateral of $85,370,817. At December 31, 2009, the value of invested collateral was $84,358,495. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

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Notes to financial statements
Delaware Trend® Fund

12. Subsequent Event

On January 19, 2010, the Board of Trustees of the Trust approved changes to the Fund’s investment objective, investment strategies, and policies to reposition the Fund as a focus smid-cap growth fund. Under the Fund’s new investment strategies and policies, the Fund, under normal circumstances, will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies. The Fund’s investment strategies and policies have been revised to focus on small- and mid-capitalization companies that are expected to grow faster than the U.S. economy. The Fund’s current investment objective seeks to provide capital appreciation by investing primarily in securities of emerging or other growth-oriented companies. The Fund’s new investment objective will seek long-term capital appreciation. The Fund will have the ability to invest up to 20% of its net assets in the securities of foreign issuers. The Fund will generally hold 25 to 30 stocks, although from time to time the Fund may hold fewer or more names depending on the investment manager’s assessment of the investment opportunities available.

In addition, in connection with the repositioning of the Fund as a smid-cap growth fund, the Fund’s performance will be measured against a new benchmark that the investment manager believes is a more appropriate benchmark of the Fund’s investments. The Fund’s current benchmark is the Russell 2000® Growth Index. To reflect the Fund’s new strategy, the Fund’s performance will be measured against the Russell 2500® Growth Index. For more information see the Supplement to the Fund’s prospectus dated January 21, 2010.

The change to the Fund’s investment objective and the increase in the Fund’s authority to invest up to 20% of its net assets in the securities of foreign issuers will become effective on or about March 22, 2010. The Fund will be transitioned to a focus smid-cap growth strategy over the period ending on or about February 22, 2010.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 19, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
33

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of New Investment Advisory Agreement (continued)

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
34

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

35

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of New Investment Advisory Agreement (continued)

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group,

36

the Board concluded that neither the Transaction nor the New Investment Advisory Agreement would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of

37

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of New Investment Advisory Agreement (continued)

Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

38

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North

39

Other Fund information
(Unaudited)
Delaware Trend® Fund

Board Consideration of New Investment Advisory Agreement (continued)

America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

40

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Trend® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

41

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

       Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

       Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 25, 2010

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	February 25, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	February 25, 2010